RESTATEMENT OF FINANCIAL STATEMENTS (Details) - USD ($)	10 Months Ended
	Dec. 31, 2020	Sep. 28, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock subject to possible redemption 12,650,000 shares at redemption value	$ 45,207,530		$ 12,258,132
Novus Capital Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Price per share	$ 9.20	$ 10.00
Minimum net tangible assets upon consummation of the Company's initial Business Combination	$ 5,000,001
Common stock subject to redemption	$ 12,500,000
Common stock subject to redemption (in shares)	9,235,987
Common stock subject to possible redemption, shares	12,650,000
Common stock subject to possible redemption 12,650,000 shares at redemption value	$ 126,500,000